Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended June 30,
	2014	2013
Contract/Grant Revenue
Vaccines/BioDefense	$1,321,385	$588,496
BioTherapeutics	96,863	43,782
Total	$1,418,248	$632,278

Income (Loss) from Operations
Vaccines/BioDefense	$264,810	$(1,532,472)
BioTherapeutics	(650,477)	(530,640)
Corporate	(1,310,164)	(692,772)
Total	$(1,695,831)	$(2,755,884)

Amortization and Depreciation Expense
Vaccines/BioDefense	$9,809	$27,968
BioTherapeutics	49,072	28,675
Corporate	1,526	424
Total	$60,407	$57,067

Other Income /(Expense), Net
Corporate	$747,314	$(649,273)

Stock-Based Compensation
Vaccines/BioDefense	$10,450	$11,128
BioTherapeutics	33,135	25,905
Corporate	77,672	47,755
Total	$121,257	$84,788

	Six Months Ended June 30,
	2014	2013
Revenues, Principally from Grants
Vaccines/BioDefense	$2,198,430	$1,418,345
BioTherapeutics	130,415	114,287
Total	$2,328,845	$1,532,632

Income (Loss) from Operations
Vaccines/BioDefense	$404,214	$(1,563,467)
BioTherapeutics	(1,686,068)	(988,266)
Corporate	(2,003,886)	(1,292,048)
Total	$(3,285,740)	$(3,843,781)

Amortization and Depreciation Expense
Vaccines/BioDefense	$19,744	$55,635
BioTherapeutics	99,011	57,070
Corporate	3,739	861
Total	$122,494	$113,566

Other Income /(Expense), Net
Corporate	$(994,485)	$(648,790)

Stock-Based Compensation
Vaccines/BioDefense	$20,900	$22,249
BioTherapeutics	109,256	46,941
Corporate	167,763	95,090
Total	$297,919	$164,280

	As of June 30, 2014	As of December 31, 2013

Identifiable Assets
Vaccines/BioDefense	$702,507	$1,870,414
BioTherapeutics	313,022	386,721
Corporate	5,130,406	6,008,320
Total	$6,145,935	$8,265,455

	For the Year Ended December 31,
	2013	2012
Revenues
Vaccines/BioDefense	$3,003,822	$2,919,677
BioTherapeutics	220,330	224,943
Total	$3,224,152	$3,144,620

Loss from Operations
Vaccines/BioDefense	$(1,666,130)	$(33,636)
BioTherapeutics	(3,069,998)	(2,203,721)
Corporate	(2,420,414)	(2,453,311)
Total	$(7,156,542)	$(4,690,668)

Amortization and Depreciation Expense
Vaccines/BioDefense	$37,981	$38,589
BioTherapeutics	190,033	190,003
Corporate	2,057	2,038
Total	$230,071	$230,630

Interest Income
Corporate	$1,960	$6,202

Stock-Based Compensation
Vaccines/BioDefense	$80,432	$44,484
BioTherapeutics	250,431	84,020
Corporate	472,197	333,666
Total	$803,060	$462,170

	As of December 31,
	2013	2012

Identifiable Assets
Vaccines/BioDefense	$1,870,414	$628,494
BioTherapeutics	386,721	566,111
Corporate	6,008,320	3,510,499
Total	$8,265,455	$4,705,104